Inventories, net - Schedule of movement of inventory write down (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Balance at beginning of the year	¥ (1,465,178)	¥ (1,428,531)
Charged to cost of sales during the year	(130,660)	(35,346)
Exchange realignment	(17,541)	(1,301)
Balance at end of the year	¥ (1,613,379)	¥ (1,465,178)